INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 1,977,973	$ 1,629,068
Operating Loss Carryforwards, Expiration Period	20 years